13. Subsequent Events (Details Narrative)	12 Months Ended
Dec. 31, 2014
Number of common stock purchase under plan	1,000,000
Subsequent Event [Member]
Shares available for the grant ofstock options or compensation stock under the plan	3,000,000
Number of common stock purchase under plan	350,000